Share Option Activities, Stock Options Granted by Red 5 (Detail) - USD ($)		12 Months Ended
	Jun. 06, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Outstanding at beginning of period		6,000,000
Granted:		0
Exercised	(6,328,535)	(1,848,544)
Forfeited	(10,806,665)	(3,151,456)
Outstanding at end of period		1,000,000	6,000,000
Vested and expected at end of period		1,000,000
Exercisable at end of period		365,079
Weighted-Average Exercise Price
Exercisable at end of period	$ 0.00
Performance Shares
Weighted-Average Exercise Price
Outstanding at beginning of period		$ 1.86
Granted:		0
Exercised		0.00
Forfeited		0.00
Outstanding at end of period		1.86	$ 1.86
Vested and expected at end of period		1.86
Exercisable at end of period		$ 1.86
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period			4 years 7 months 6 days
Vested and expected to vest at end of period		3 years 7 months 6 days
Exercisable at end of period		3 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at beginning of period
Forfeited		$ 0.00
Outstanding at end of period
Vested and expected to vest at end of period
Exercisable at end of period